Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40024
Entity Registrant Name	MicroAlgo Inc.
Entity Central Index Key	0001800392
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 507
Entity Address, Address Line Two	Building C
Entity Address, Address Line Three	Taoyuan Street
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518052
Title of 12(b) Security	Class A Ordinary share, $0.2 par value
Trading Symbol	MLGO
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	ONESTOP ASSURANCE PAC
Auditor Firm ID	6732
Auditor Location	Singapore
Class A Ordinary Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	13,136,546
Class B Ordinary Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit 507
Entity Address, Address Line Two	Building C
Entity Address, Address Line Three	Taoyuan Street
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518052
Country Region	86
City Area Code	0755
Local Phone Number	88600589
Contact Personnel Name	Min Shu